JPMorgan Diversified Fund Average Annual Total Returns - R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI WORLD INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.17%
60% MSCI WORLD INDEX (Net Total Return) / 40% BLOOMBERG US AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.51%	7.13%	8.23%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	13.68%	6.70%	8.50%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.48%	4.15%	6.08%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.79%	4.60%	6.12%